Share-based Compensation - Share option assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility rate	58.59%	55.92%	56.76%
Expected term (years)	6 months	1 year	2 years 6 months
Risk-free interest rate (per annum)	1.14%	2.33%	0.91%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility rate	74.15%	77.98%	57.10%
Expected term (years)	6 years 1 month 28 days	6 years 1 month 28 days	6 years 1 month 28 days
Risk-free interest rate (per annum)	2.37%	3.12%	2.09%